Net Trading and Other Income - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subordinated liabilities [line items]
Loss on repurchase of debt securities and subordinated liabilities	£ 17
Vocalink Holdings Limited
Disclosure of subordinated liabilities [line items]
Gain on sale of shares		£ 15